Turnover and segment information - Summary of Geographical Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Turnover by location of customer
Turnover	£ 31,376	£ 30,328	£ 29,324
Non-current assets	32,746	31,687
UK current year charge
Turnover by location of customer
Non-current assets	7,803	6,464
US
Turnover by location of customer
Non-current assets	13,977	13,280
Belgium
Turnover by location of customer
Non-current assets	5,378	5,337
Rest of World
Turnover by location of customer
Non-current assets	5,588	6,606
Customer
Turnover by location of customer
Turnover	31,376	30,328	29,324
Customer | UK current year charge
Turnover by location of customer
Turnover	708	693	695
Customer | US
Turnover by location of customer
Turnover	16,384	15,820	14,542
Customer | Rest of World
Turnover by location of customer
Turnover	£ 14,284	£ 13,815	£ 14,087